Note Q - Stock Options - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding (in shares)	202,996	212,461	212,461	227,274
Outstanding, weighted average exercise price (in dollars per share)	$ 16.63	$ 16.65	$ 16.65	$ 17.61
Outstanding, weighted average remaining life (Year)			2 years 1 month 20 days	3 years 10 days	3 years 10 months 13 days
Outstanding, aggregate intrinsic value			$ 0	$ 0
Granted (in shares)			0	0
Granted, weighted average exercise price (in dollars per share)			$ 0	$ 0
Exercised (in shares)	0	0	0	0	0
Exercised, weighted average exercise price (in dollars per share)			$ 0	$ 0
Forfeited (in shares)			0	(3,291)
Forfeited (in shares)			(0)	3,291
Forfeited, weighted average exercise price (in dollars per share)			$ 0	$ 3.87
Expired (in shares)			(9,465)	(11,522)
Expired, weighted average exercise price (in dollars per share)			$ 17.28	$ 39.13
Outstanding (in shares)			202,996	212,461	227,274
Outstanding, weighted average exercise price (in dollars per share)			$ 16.63	$ 16.65	$ 17.61
Vested or expected to vest (in shares)			201,271
Vested or expected to vest, weighted average exercise price (in dollars per share)			$ 16.72
Vested or expected to vest, weighted average remaining life (Year)			2 years 1 month 13 days
Vested or expected to vest, aggregate intrinsic value			$ 0
Exercisable (in shares)			194,561
Exercisable, weighted average exercise price (in dollars per share)			$ 17.12
Exercisable, weighted average remaining life (Year)			2 years 10 days
Exercisable, aggregate intrinsic value			$ 0
The 2015 Equity Incentive Plan [Member]
Outstanding (in shares)	90,808	90,808	90,808	94,183
Outstanding, weighted average remaining life (Year)			10 years
Granted (in shares)			0	0
Exercised (in shares)			0	0
Forfeited (in shares)			0	(3,291)
Forfeited (in shares)			(0)	3,291
Expired (in shares)			0	(84)
Outstanding (in shares)			90,808	90,808	94,183
Non Plan [Member]
Outstanding (in shares)	112,188	121,653	121,653	133,091
Granted (in shares)			0	0
Exercised (in shares)			0	0
Forfeited (in shares)			0	0
Forfeited (in shares)			(0)	0
Expired (in shares)			(9,465)	(11,438)
Outstanding (in shares)			112,188	121,653	133,091